                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    RH Capital Associates LLC
Address: 55 Harristown Road
         Glen Rock, New Jersey


Form 13F File Number: 28-6196

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert Horwitz
Title:   Managing Member
Phone:   (201) 444-2850

Signature, Place, and Date of Signing:

         /s/ Robert Horowitz     Barrytown, New York   11/15/99
         _______________________ _____________________ _________
              [Signature]           [City, State]        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              47

Form 13F Information Table Value Total:     $   180,429
                                              [thousands]


List of Other Included Managers:            NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]

                   Form 13F INFORMATION TABLE

                            TITLE        CUSIP       VALUE    SHRS/  SH/ PUT/            INVSTMT              - VOTING AUTHORITY-
NAME OF ISSUER              OF CLASS     NUMBER      (x$1000) PRN AMT           PRN CALL DSCRETN - MANAGERS  SOLE   SHARED   NONE
--------------              --------     ------      ------   -------           --- ----  ------- ---------  ----   ------   ----

D AAVID THERMAL TECH          COM       002539104     4479   198500  SH         SOLE      198500
D AMPHENOL CORP-CL A          COM       032095101      273     5500  SH         SOLE        5500
D ASST LIVING CONCEPTS        COM       04543l109      912   607800  SH         SOLE      607800
D AVIS RENT A CAR INC         COM       053790101     1461    70000  SH         SOLE       70000
D BEL FUSE INC-CL B           COM       077347300     1873    62700  SH         SOLE       62700
D CABLETRON                   COM       126920107      392    25000  SH         SOLE       25000
D CENTURY COMM                COM       156503104      570    12500  SH         SOLE       12500
D CISCO SYSTEMS INC           COM       17275r102      566     8250  SH         SOLE        8250
D CITIZENS UTILITIES B        COM       177342201     5667   500900  SH         SOLE      500900
D COMMSCOPE INC               COM       203372107     1489    45800  SH         SOLE       45800
D COMPUTRON                   COM       205631104      315   503300  SH         SOLE      503300
D CSG SYSTEMS                 COM       126349109     5207   190000  SH         SOLE      190000
D DUFF/PHELPS CR RATE         COM       26432f109    17211   215300  SH         SOLE      215300
D FINOVA GROUP INC            COM       317928109     4928   135000  SH         SOLE      135000
D GEMSTAR                     COM       g3788v106     2406    30800  SH         SOLE       30800
D GENERAL INSTRUMENT          COM       370120107     8663   180000  SH         SOLE      180000
D GENZYME SURGICAL            COM       372917609      563   100000  SH         SOLE      100000
D HARRIS CORP-DEL             COM       413875105     5525   200000  SH         SOLE      200000
D HEALTH MGMT                 COM       421933102     1475   200000  SH         SOLE      200000
D INAMED CORP.                COM       453235103     6334   214709  SH         SOLE      214709
D INVESTMENT TECH GRP         COM       46145f105     8393   364900  SH         SOLE      364900
D JEFFERIES GROUP INC         COM       472319102     2108   101000  SH         SOLE      101000
D LIBERTE INVESTORS           COM       530154103      461   134000  SH         SOLE      134000
D LIBERTY MEDIA GR. A         COM       001957208    19572   527200  SH         SOLE      527200
D MICRO WAREHOUSE INC         COM       59501b105     1663   137900  SH         SOLE      137900
D MOTIVEPOWER INDUS           COM       61980k101      825    75000  SH         SOLE       75000
D NETSILICON INC              COM       64115x105      255    20000  SH         SOLE       20000
D NETWORK ASSOC.              COM       640938106     2305   120500  SH         SOLE       29900
D ORTHOFIX INT'L              COM       n6748l102      327    24000  SH         SOLE       24000
D OSTEX INTERNATIONAL         COM       68859q101      102   105000  SH         SOLE      105000
D PENTON MEDIA INC            COM       709668107     2438   150000  SH         SOLE      150000
D R H DONNELLY                COM       74955w307     7605   408300  SH         SOLE      408300
D RSA SECURITY INC            COM       749719100     3586   135000  SH         SOLE      135000
D RSL COMMUNICATIONS          COM       g7702u102     2281   125000  SH         SOLE      125000
D SCP POOLS                   COM       784028102     6068   258200  SH         SOLE      258200
D SFX ENTERTAINMENT           COM       784178105     7717   253000  SH         SOLE      253000
D TEKELEC INC                 COM       879101103     1658   120000  SH         SOLE      120000
D TEREX CORP NEW              COM       880779103     1065    33800  SH         SOLE       33800
D TMP WORLDWIDE INC           COM       872941109      609    10000  SH         SOLE       10000
D TODD AO CORP-CL A           COM       888896107     1425    95000  SH         SOLE       95000
D TOYS R US                   COM       892335100     1350    90000  SH         SOLE       90000
D UNIFY CORP                  COM       904743101     3566   158500  SH         SOLE      158500




D UNITED INT'L HOLDING        COM       913247508    32417   452600  SH         SOLE      452600
D VALUE AMER INC              COM       92038n102      446    35000  SH         SOLE       35000
D VARIAN SEMI                 COM       922207105     1053    50000  SH         SOLE       50000
D VICOR CORP                  COM       925815102      479    21100  SH         SOLE       21100
D XICOR INC                   COM       984903104      351    62800  SH         SOLE       62800
                                                           180429














































42255001.AF5